Commitments and Contingencies (Details)		1 Months Ended				2 Months Ended		12 Months Ended
	Jan. 02, 2020	Feb. 26, 2019 USD ($)	Feb. 26, 2019 CNY (¥)	Aug. 23, 2018 USD ($)	Aug. 23, 2018 CNY (¥)	Mar. 30, 2019 USD ($)	Mar. 30, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 16, 2019 USD ($)	Dec. 16, 2019 CNY (¥)	Aug. 22, 2019 USD ($)	Aug. 22, 2019 CNY (¥)	Feb. 22, 2019 USD ($)	Feb. 22, 2019 CNY (¥)	Sep. 04, 2018 USD ($)	Sep. 04, 2018 CNY (¥)	Nov. 30, 2017 USD ($)
Commitments and Contingencies (Details) [Line Items]
Capital lease																		$ 2,531,453
Order flow fees				$ 3,098	¥ 21,303
Contingencies overdue intererst				$ 0.15	¥ 1
Compensate for the stoppage loss		$ 694,098	¥ 4,772,269
Damages in the amount						$ 29,627	¥ 203,700
Contingencies aggregate amount																$ 65,223	¥ 448,440
Damages and other charges														$ 74,961	¥ 510,272
Compensation to plaintiff amount										$ 54,522	¥ 389,710	$ 44,699	¥ 307,328.02
Contingencies, description	The compliant requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,096,380.93 (approximately $153,389); (ii) the defendant China Pacific Property Insurance Co., Ltd. Shenzhen Branch shall make the compensation within the limit of its insurance liability, the defendant People’s Insurance Company of China Anyang Branch shall make the compensation within the limit of its on-board personnel liability insurance (driver) and the defendant Huilai Feng shall bear the remaining part of compensation liability exceeding the limit of insurance liability; and (iii) the litigation fee in this case shall be borne by the defendants. According to the response notice issued by the Queshan County People’s Court on January 15, 2020, this case has been filed on January 8, 2020. The trial that was scheduled in a summons, which was issued by Queshan County People’s Court on the March 12, 2020, for the March 24, 2020 was not heard. As of the date of this filing, MingZhu has not received any new summons from the court. MingZhu bears no compensatory obligations under this case. Shuanbao Zhao, Ailian Qin, Fang Zhang, Shukai Zhao and Shuqiang Zhao (together the plaintiffs) submitted a Civil Complaint to the Queshan County People’s Court against Dagang Li, Huilai Feng, MingZhu, Anyang Anyun Modern Logistics Co., Ltd., Zaozhuang Yizhou Automobile Transportation Co., Ltd, the People’s Insurance Company of China Tangyin Branch, China Pacific Property Insurance Co., Ltd. Futian Branch (together the defendants). The complaint requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,036,573.61 (approximately $148,894); (ii) the defendant the People’s Insurance Company of China Tangyin Branch shall make prioritized compensation within the scope of seat insurance liability; (iii) the defendant China Pacific Property Insurance Co., Ltd. Futian Branch shall make prioritized compensation within the scope of traffic compulsory insurance and commercial insurance liability; and (iv) the litigation fee in this case shall be borne by the defendants. According to the response notice and summons issued by the Queshan County People’s Court on April 8, 2020, this case has been filed and will be heard on April 28, 2020. MingZhu bears no compensatory obligations under this case.							The complaint requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,036,573.61 (approximately $148,894); (ii) the defendant the People’s Insurance Company of China Tangyin Branch shall make prioritized compensation within the scope of seat insurance liability; (iii) the defendant China Pacific Property Insurance Co., Ltd. Futian Branch shall make prioritized compensation within the scope of traffic compulsory insurance and commercial insurance liability; and (iv) the litigation fee in this case shall be borne by the defendants. According to the response notice and summons issued by the Queshan County People’s Court on April 8, 2020, this case has been filed and will be heard on April 28, 2020. MingZhu bears no compensatory obligations under this case.	The complaint requested that (i) the defendants compensate their loss (including the funeral expenses, death compensation, living expenses of the plaintiffs, etc.) in the amount of RMB 1,036,573.61 (approximately $148,894); (ii) the defendant the People’s Insurance Company of China Tangyin Branch shall make prioritized compensation within the scope of seat insurance liability; (iii) the defendant China Pacific Property Insurance Co., Ltd. Futian Branch shall make prioritized compensation within the scope of traffic compulsory insurance and commercial insurance liability; and (iv) the litigation fee in this case shall be borne by the defendants. According to the response notice and summons issued by the Queshan County People’s Court on April 8, 2020, this case has been filed and will be heard on April 28, 2020. MingZhu bears no compensatory obligations under this case.
China Pacific Property Insurance Co Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Compensation to plaintiff amount												$ 15,999	¥ 110,000
Aggregate amount paid to plaintiff								$ 54,522	¥ 389,710